Finance cost (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowing costs [abstract]
Interest on long-term debt	$ 63,136	$ 73,039
Unwinding of discount on provisions	20,789	23,681
Other charges	14,697	15,059
Finance costs	98,622	$ 111,779
Borrowing costs capitalised	$ 0